Other Income - Schedule of Other Income (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Other Income [Abstract]
Foreign exchange gain	$ 191,487	$ 4,383	$ 3,571	$ 54,830
Research & Development - tax incentive	119,925	72,496	143,313	263,058
Other income	$ 311,412	$ 76,879	$ 146,884	$ 317,888